Business Realignment Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	$ 16.5	$ 48.5	$ 52.1
Severance payments	9.5
Industrial
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	15.5	44.0	33.7
Number of employees used for severance costs	465	1,455	3,345
Aerospace
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	1.0	0.6	2.0
Number of employees used for severance costs	50	50	205
Climate and Industrial Controls
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment		3.9	9.7
Number of employees used for severance costs		255	745
Cost of Sales
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	15.3	43.0	41.0
Selling, General and Administrative Expense
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	1.2	5.5	6.2
Gain (Loss) on Disposition of Assets
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment			4.9
Segment Operating Income Loss
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment			$ 6.7